PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Index Solution 2065 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 2.9%
36,424  Vanguard Long-Term
Treasury ETF
$ 2,071,069
1.0
79,360
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
3,904,512
1.9
Total Exchange-Traded
Funds
(Cost $5,905,057)
5,975,581
2.9
MUTUAL FUNDS : 97.0%
Affiliated Investment Companies : 97.0%
238,879  Voya U.S. Bond Index
Portfolio - Class I
2,192,906
1.1
985,279  Voya VACS Index
Series EM Portfolio
14,040,225
6.7
3,901,898  Voya VACS Index
Series I Portfolio
52,324,449
24.9
936,673  Voya VACS Index
Series MC Portfolio
12,251,682
5.8
7,320,414  Voya VACS Index
Series S Portfolio
116,248,173
55.4
574,020  Voya VACS Index
Series SC Portfolio
6,486,430
3.1
Total Mutual Funds
(Cost $167,797,720)
203,543,865
97.0
Total Long-Term
Investments
(Cost $173,702,777)
209,519,446
99.9
Total Investments in
Securities
(Cost $173,702,777) $ 209,519,446 99.9
Assets in Excess of
Other Liabilities 281,532 0.1
Net Assets $ 209,800,978 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Index Solution 2065 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 5,975,581 $ — $ — $ 5,975,581
Mutual Funds 203,543,865 — — 203,543,865
Total Investments, at fair value $ 209,519,446 $ — $ — $ 209,519,446
Liabilities Table
Other Financial Instruments+
Futures $ (7,719) $ — $ — $ (7,719)
Total Liabilities $ (7,719) $ — $ — $ (7,719)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Russell
TM
Large Cap Growth
Index - Class I
$ — $ 1,892,018 $ (1,892,018) $ — $ — $ 3,090 $ 199,017 $ 172,766
Voya Short Duration Bond Fund -
Class R6
726,051 35,828 (761,096) (783) — 5,174 3,219 —
Voya U.S. Bond Index Portfolio -
Class I
1,600,905 1,380,275 (833,141) 44,867 2,192,906 53,780 10,285 —
Voya VACS Index Series EM
Portfolio
9,434,548 2,942,558 (922,362) 2,585,481 14,040,225 192,034 153,225 1,585
Voya VACS Index Series I Portfolio
35,755,773 15,244,585 (5,812,455) 7,136,546 52,324,449 1,182,319 1,258,100 —
Voya VACS Index Series MC
Portfolio
9,721,436 6,759,478 (3,993,959) (235,273) 12,251,682 170,092 705,897 281,550
Voya VACS Index Series S
Portfolio
78,416,319 34,419,977 (4,017,878) 7,429,755 116,248,173 1,200,575 1,984,774 4,092,717
Voya VACS Index Series SC
Portfolio
5,157,340 2,351,298 (869,928) (152,280) 6,486,430 127,334 131,312 550,037
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
4,259,710 1,500,383 (1,975,599) 120,018 3,904,512 124,057 (47,008) —
$ 145,072,082 $ 66,526,400 $ (21,078,436) $ 16,928,331 $ 207,448,377 $ 3,058,455 $ 4,398,821 $ 5,098,655
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Index Solution 2065 Portfolio
At September 30, 2025, the following futures contracts were outstanding for Voya Index Solution 2065 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 5-Year Note 44 12/31/25 $ 4,804,594 $ (3,180)
$ 4,804,594 $ (3,180)
Short Contracts:
3-month SOFR (20) 03/17/26 (4,815,750) (4,539)
$ (4,815,750) $ (4,539)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 35,816,669
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 35,816,669